Investment Securities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities purchased	$ 358,709	$ 272,780	$ 76,367
Payments to acquire held-to-maturity securities	0	170,836	466,058
Proceeds from sales of available-for-sale investment securities	491	$ 0	$ 362,829
Proceeds from sale of held-to-maturity securities	$ 0
Term of contractual due dates (in years)	25 years